UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21973

Investment Company Act File Number

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.0%
CAE, Inc.	1,685,019	$28,557,811

		$28,557,811

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	364,218	$23,892,701

		$23,892,701

Auto Components — 1.3%
Goodyear Tire & Rubber Co. (The)	1,214,958	$38,283,327

		$38,283,327

Automobiles — 0.7%
Peugeot SA	981,970	$21,122,887

		$21,122,887

Banks — 9.5%
BNP Paribas SA	647,583	$50,184,870
ING Groep NV	2,369,027	44,262,510
JPMorgan Chase & Co.	406,711	37,336,070
KBC Group NV	389,422	32,195,085
Mitsubishi UFJ Financial Group, Inc.	6,750,610	42,826,612
Wells Fargo & Co.	1,196,136	64,519,576

		$271,324,723

Beverages — 3.1%
Anheuser-Busch InBev SA/NV	257,679	$31,084,456
Constellation Brands, Inc., Class A	145,579	28,147,700
Diageo PLC(1)	893,963	28,872,286

		$88,104,442

Biotechnology — 3.1%
BioMarin Pharmaceutical, Inc.(2)	117,224	$10,284,062
Celgene Corp.(2)	254,940	34,521,425
Shire PLC(1)	770,593	43,078,002

		$87,883,489

Building Products — 1.4%
Assa Abloy AB, Class B	1,814,604	$38,874,153

		$38,874,153

Capital Markets — 1.2%
Credit Suisse Group AG	1,859,165	$28,578,490
Credit Suisse Group AG(3)	342,728	5,268,305

		$33,846,795

Security	Shares	Value
Chemicals — 2.5%
Arkema SA	253,702	$28,880,263
Ecolab, Inc.	205,341	27,037,249
Novozymes A/S, Class B	350,807	16,198,668

		$72,116,180

Commercial Services & Supplies — 1.1%
Brambles, Ltd.	4,438,151	$32,814,684

		$32,814,684

Consumer Finance — 0.8%
Discover Financial Services	228,663	$13,934,723
OneMain Holdings, Inc.(2)	281,215	7,519,689

		$21,454,412

Containers & Packaging — 1.5%
Sealed Air Corp.	981,430	$42,702,019

		$42,702,019

Diversified Financial Services — 0.5%
ORIX Corp.	906,965	$14,392,102

		$14,392,102

Diversified Telecommunication Services — 2.0%
Nippon Telegraph & Telephone Corp.(1)	1,161,222	$56,828,101

		$56,828,101

Electric Utilities — 2.4%
American Electric Power Co., Inc.	393,076	$27,727,581
NextEra Energy, Inc.	274,489	40,100,098

		$67,827,679

Electrical Equipment — 3.1%
Legrand SA	367,977	$25,418,968
Melrose Industries PLC(1)	14,124,148	43,304,904
Zhuzhou CRRC Times Electric Co., Ltd., Class H	4,048,366	19,259,898

		$87,983,770

Electronic Equipment, Instruments & Components — 2.5%
CDW Corp.	670,595	$42,535,841
Keyence Corp.	64,264	29,684,451

		$72,220,292

Energy Equipment & Services — 1.1%
Halliburton Co.	764,254	$32,434,940

		$32,434,940

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	278,121	$37,916,236
Equity Residential	552,587	37,609,071
Simon Property Group, Inc.	166,816	26,440,336

		$101,965,643

Food Products — 0.5%
Pinnacle Foods, Inc.	258,732	$15,363,506

		$15,363,506

Security	Shares	Value
Health Care Equipment & Supplies — 0.5%
ConvaTec Group PLC(2)(4)	3,391,338	$13,899,354

		$13,899,354

Household Durables — 1.7%
Newell Brands, Inc.	902,044	$47,555,760

		$47,555,760

Household Products — 1.2%
Reckitt Benckiser Group PLC(1)	339,211	$32,980,570

		$32,980,570

Insurance — 6.1%
AIA Group, Ltd.(1)	4,862,616	$38,246,930
Chubb, Ltd.	371,874	54,464,666
Prudential PLC(1)	1,832,260	44,708,041
St. James’s Place PLC(1)	2,327,646	37,387,473

		$174,807,110

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(2)	51,953	$51,318,134

		$51,318,134

Internet Software & Services — 5.3%
Alphabet, Inc., Class C(2)	103,881	$96,661,270
Facebook, Inc., Class A(2)	326,176	55,205,288

		$151,866,558

IT Services — 1.7%
Visa, Inc., Class A	495,690	$49,350,896

		$49,350,896

Machinery — 2.4%
Fortive Corp.	521,484	$33,760,874
Komatsu, Ltd.	1,243,235	33,340,495

		$67,101,369

Media — 2.7%
Interpublic Group of Cos., Inc.	2,629,528	$56,824,100
Toho Co., Ltd.	576,111	20,761,552

		$77,585,652

Metals & Mining — 1.1%
Rio Tinto, Ltd.	573,404	$30,227,263

		$30,227,263

Oil, Gas & Consumable Fuels — 5.1%
ConocoPhillips	562,509	$25,521,033
Exxon Mobil Corp.	324,651	25,985,066
Pioneer Natural Resources Co.	150,656	24,571,994
Royal Dutch Shell PLC, Class B	1,781,278	50,744,526
Seven Generations Energy, Ltd., Class A(2)	1,143,455	19,874,610

		$146,697,229

Security	Shares	Value
Personal Products — 2.8%
Estee Lauder Cos., Inc. (The), Class A	314,506	$31,132,949
Unilever PLC(1)	880,479	50,216,107

		$81,349,056

Pharmaceuticals — 8.8%
Allergan PLC	173,908	$43,882,206
Eli Lilly & Co.	460,758	38,086,256
Johnson & Johnson	582,483	77,307,144
Novo Nordisk A/S, Class B	638,521	27,155,925
Roche Holding AG PC	131,917	33,397,332
Zoetis, Inc.	496,308	31,029,176

		$250,858,039

Professional Services — 1.6%
Verisk Analytics, Inc.(2)	507,557	$44,289,424

		$44,289,424

Road & Rail — 1.1%
CSX Corp.	628,025	$30,986,753

		$30,986,753

Semiconductors & Semiconductor Equipment — 3.6%
ASML Holding NV(1)	315,115	$47,519,682
Renesas Electronics Corp.(2)	203,292	1,907,195
Sumco Corp.	1,622,710	26,262,106
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	790,487	28,425,912

		$104,114,895

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	102,465	$11,477,105
Industria de Diseno Textil SA	764,457	30,344,652
Lowe’s Cos., Inc.	478,707	37,051,922

		$78,873,679

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	192,046	$28,563,002
HP, Inc.	970,582	18,538,116

		$47,101,118

Textiles, Apparel & Luxury Goods — 2.5%
Lululemon Athletica, Inc.(2)	255,714	$15,762,211
LVMH Moet Hennessy Louis Vuitton SE	101,706	25,547,380
Pandora A/S	271,423	31,237,686

		$72,547,277

Trading Companies & Distributors — 1.4%
Brenntag AG	226,322	$12,825,029
MISUMI Group, Inc.	1,104,907	27,401,480

		$40,226,509

Total Common Stocks (identified cost $2,457,062,926)		$2,843,730,301

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(5)	20,168,658	$20,172,692

Total Short-Term Investments (identified cost $20,172,692)		$20,172,692

Total Investments — 100.3% (identified cost $2,477,235,618)		$2,863,902,993

Call Options Written — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,935	EUR 3,500	8/4/17	$(41,163)
Dow Jones Euro Stoxx 50 Index	1,925	EUR 3,575	8/11/17	(21,643)
Dow Jones Euro Stoxx 50 Index	1,930	EUR 3,525	8/18/17	(180,680)
Dow Jones Euro Stoxx 50 Index	1,925	EUR 3,500	8/25/17	(431,897)
FTSE 100 Index	630	GBP 7,475	8/18/17	(72,289)
FTSE 100 Index	625	GBP 7,500	8/18/17	(50,269)
Nikkei 225 Index	150	JPY 20,250	8/4/17	(10,706)
Nikkei 225 Index	150	JPY 20,375	8/10/17	(23,968)
Nikkei 225 Index	150	JPY 20,250	8/18/17	(85,716)
S&P 500 Index	275	USD 2,450	8/2/17	(617,375)
S&P 500 Index	275	USD 2,435	8/4/17	(1,028,500)
S&P 500 Index	275	USD 2,440	8/7/17	(925,375)
S&P 500 Index	275	USD 2,455	8/9/17	(594,000)
S&P 500 Index	275	USD 2,460	8/11/17	(511,500)
S&P 500 Index	275	USD 2,470	8/14/17	(350,625)
S&P 500 Index	275	USD 2,470	8/16/17	(376,750)
S&P 500 Index	275	USD 2,470	8/18/17	(418,000)
S&P 500 Index	275	USD 2,470	8/21/17	(438,625)
S&P 500 Index	270	USD 2,480	8/23/17	(310,500)
S&P 500 Index	270	USD 2,485	8/25/17	(270,000)
S&P 500 Index	275	USD 2,475	8/28/17	(437,250)

Total Call Options Written (premiums received $7,897,160)				$(7,196,831)

Other Assets, Less Liabilities — (0.0)%(6)				$(374,074)

Net Assets — 100.0%				$2,856,332,088

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged and/or segregated as collateral in connection with open foreign exchange-traded options.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $13,899,354 or 0.5% of the Fund’s net assets.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $274,107.

(6)	Amount is less than (0.05)%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.7%	$1,566,230,099
United Kingdom	11.3	324,674,000
Japan	8.9	253,404,094
France	5.3	151,154,368
Netherlands	5.0	142,526,718
Denmark	2.6	74,592,279
Switzerland	2.3	67,244,127
Belgium	2.2	63,279,541
Canada	1.7	48,432,421
Sweden	1.4	38,874,153
Hong Kong	1.3	38,246,930
Australia	1.1	32,814,684
Spain	1.1	30,344,652
China	0.7	19,259,898
Germany	0.4	12,825,029

Total Investments	100.0%	$2,863,902,993

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	735,605	$11,420,795
Options written	2,395,200	108,429,106
Options terminated in closing purchase transactions	(1,966,550)	(57,886,623)
Options exercised	(30,180)	(20,229,301)
Options expired	(1,121,365)	(33,836,817)

Outstanding, end of period	12,710	$7,897,160

All of the securities of the Fund, unless otherwise pledged and/or segregated, are subject to segregation to satisfy the requirements of the escrow agent with respect to U.S. exchange-traded options. At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $7,196,831.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,480,679,514

Gross unrealized appreciation	$439,643,503
Gross unrealized depreciation	(56,420,024)

Net unrealized appreciation	$383,223,479

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$258,272,559	$129,014,157	$—	$387,286,716
Consumer Staples	74,644,155	143,153,419	—	217,797,574
Energy	128,387,643	50,744,526	—	179,132,169
Financials	177,774,724	338,050,418	—	515,825,142
Health Care	235,110,269	117,530,613	—	352,640,882
Industrials	161,487,563	233,239,611	—	394,727,174
Information Technology	319,280,325	105,373,434	—	424,653,759
Materials	69,739,268	75,306,194	—	145,045,462
Real Estate	101,965,643	—	—	101,965,643
Telecommunication Services	—	56,828,101	—	56,828,101
Utilities	67,827,679	—	—	67,827,679
Total Common Stocks	$1,594,489,828	$1,249,240,473 *	$—	$2,843,730,301
Short-Term Investments	$—	$20,172,692	$—	$20,172,692
Total Investments	$1,594,489,828	$1,269,413,165	$—	$2,863,902,993

Liability Description
Call Options Written	$(6,278,500)	$(918,331)	$—	$(7,196,831)
Total	$(6,278,500)	$(918,331)	$—	$(7,196,831)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017